SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Basis Of Presentation [Abstract]
Fair value measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of September 30, 2012 and December 31, 2011 are classified in the tables below in one of the three categories described above:

Recently issued accounting pronouncements

In July 2012, the Financial Accounting Standard Board (“FASB”) issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment,” which amends the guidance in ASC 350-302 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In December 2011, the FASB issued an accounting standard update ASU No. 2011-11, “Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities,” which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. Teva believes that the adoption will not have a material impact on Teva's consolidated financial statements.

In September 2011, the FASB amended the guidance for goodwill impairment testing and issued ASU No. 2011-08 – “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. The amendment provides entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. The amendment also removes the carry forward option of the reporting unit fair value from one year to the next. The amendment is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption did not have a significant impact on Teva's consolidated financial statements.

In June 2011, the FASB amended its comprehensive income presentation guidance and issued ASU No. 2011-05 – “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011.

In May 2011, the FASB amended its fair value measurements and disclosures guidance and issued ASU No. 2011-04 – “Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Market Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption did not have a material impact on Teva's consolidated financial statements.